Related party transactions - GLT (Details) - Group Leadership Team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Short-term benefits	€ 22	€ 26	€ 9
Post-employment benefits	1	1	1
Share-based payment	7	15	9
Termination benefits	4	1	3
Total	€ 34	€ 43	€ 22